Employee Benefit Expenses (Including Directors' Emoluments) Emoluments for Non-Director Highest Paid Individuals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of highest paid employees [Line Items]
Pension costs	$ 38,000	$ 37,000		$ 35,000
Employee benefit expenses	1,238,000	1,193,000	[1]	1,121,000	[1]
Non-Director Highest Paid Individuals [Member]
Disclosure of highest paid employees [Line Items]
Basic salaries, allowances and benefits in kind	5,496	5,462		6,206
Bonus	2,551	2,980		2,743
Pension costs	191	191		179
Employee benefit expenses	$ 8,238	$ 8,633		$ 9,128

[1]	Note: The prior year presentation has been adjusted for the adoption of IFRS 15, Revenue from Contracts with Customers, and conformed to the current year presentation.